                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



                                    FORM N-Q




                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY







Investment Company Act file number:                    811-4547

Exact name of registrant as specified in charter:      Voyageur Mutual Funds III

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               April 30

Date of reporting period:                              July 31, 2004



ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE SELECT GROWTH FUND

JULY 31, 2004


                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCK- 99.05%
Banking & Finance - 16.11%
+AmeriTrade Holding                                      1,317,000   $14,605,530
+CapitalSource                                             669,600    14,476,752
City National                                              132,100     8,520,450
+E Trade Financial                                         528,600     5,851,602
Eaton Vance                                                404,200    15,335,348
IndyMac Bancorp                                            471,100    15,649,942
Lehman Brothers Holdings                                   123,400     8,650,340
Westcorp                                                   291,100    12,103,938
                                                                     -----------
                                                                      95,193,902
                                                                     -----------
Basic Industry & Capital Goods - 2.23%
duPont (E.I.) deNemours                                    307,700    13,191,099
                                                                     -----------
                                                                      13,191,099
                                                                     -----------
Business Services - 14.21%
Cendant                                                    881,000    20,157,280
Certegy                                                    174,700     6,622,877
Clear Channel Communications                               328,000    11,709,600
+*Fisher Scientific International                          346,000    20,137,200
Manpower                                                   260,100    11,327,355
+United Rentals                                            704,700    13,981,248
                                                                     -----------
                                                                      83,935,560
                                                                     -----------
Consumer Non-Durables - 8.29%
+Amazon.com                                                131,700     5,125,764
+Bed Bath & Beyond                                         265,800     9,406,662
#+EOS International Restricted                           3,735,100        37,351
*Gap                                                       374,100     8,492,070
Staples                                                    540,800    15,618,304
+*Williams-Sonoma                                          317,500    10,315,575
                                                                     -----------
                                                                      48,995,726
                                                                     -----------
Consumer Services - 11.37%
+*Ask Jeeves                                               251,200     7,304,896
+*Comcast Special Class A                                  595,600    15,962,080
Marriott International Class A                             259,000    12,639,200
+*Mediacom Communications                                1,582,800    10,398,996
*Royal Caribbean Cruises                                   297,400    12,713,850
Starwood Hotels & Resorts Worldwide                        181,800     8,181,000
                                                                     -----------
                                                                      67,200,022
                                                                     -----------
Healthcare - 6.58%
+*Anthem                                                   111,300     9,178,911
+Conceptus                                                 556,300     5,423,925
Johnson & Johnson                                          264,100    14,596,807
UnitedHealth Group                                         153,900     9,680,310
                                                                     -----------
                                                                      38,879,953
                                                                     -----------
Insurance - 3.84%
*HCC Insurance Holdings                                    191,500     5,802,450
PartnerRe                                                  322,800    16,885,668
                                                                     -----------
                                                                      22,688,118
                                                                     -----------
Pharmaceuticals - 25.23%
+Amgen                                                     237,300    13,497,624
+Biogen Idec                                               179,900    10,794,000
+Chiron                                                    333,200    15,270,556
+First Horizon Pharmaceutical                              383,600     6,701,492
GlaxoSmithKline ADR                                        342,800    14,037,660
+Invitrogen                                                112,400     5,898,752
+Mannkind                                                  220,500     3,120,075
*Medicis Pharmaceutical Class A                            246,400     8,813,728
+Nektar Therapeutics                                       674,700    11,834,238
+*Pain Therapeutics                                      1,161,200     7,408,456

(UNAUDITED)

+Protein Design Labs                                       765,900    12,407,580
+Watson Pharmaceuticals                                     14,200       357,982
                                                                     -----------
                                                                     110,142,143
                                                                     -----------
Technology - 16.22%
Analog Devices                                             309,000    12,267,300
ASML Holding N.V.                                          680,300     9,667,063
+Cisco Systems                                             569,800    11,886,028
+Convera Restricted                                        795,100     1,812,828
+EMC                                                       703,525     7,717,669
Henry (Jack) & Associates                                  605,900    11,663,575
Intel                                                      303,500     7,399,330
+*Mercury Interactive                                      252,700     9,238,712
+Micrel                                                    644,400     6,617,988
+Network Appliance                                         416,200     8,036,822
Qualcomm                                                    14,500     1,001,660
+*Red Hat                                                  496,100     8,493,232
                                                                     -----------
                                                                      95,802,207
                                                                     -----------
Transportation - 1.55%
+Marten Transport                                          467,150     9,179,498
                                                                     -----------
                                                                       9,179,498
                                                                     -----------
TOTAL COMMON STOCK
(cost $526,747,064)                                                  585,208,228
                                                                     -----------


                                                       PRINCIPAL
                                                        AMOUNT
FEDERAL AGENCY (DISCOUNT NOTES) - 2.21%
Fannie Mae
1.21% 8/5/04                                          $ 1,860,000      1,859,750
1.22% 8/10/04                                           2,855,000      2,854,129
1.23% 8/11/04                                           7,795,000      7,792,340
1.26% 8/4/04                                              580,000        579,941
                                                                    ------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
(cost $13,086,16)                                                     13,086,160
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 101.26%
(cost $539,833,224)                                                  598,294,388

SECURITIES LENDING COLLATERAL** - 8.56%
Mellon GSL DBT II Collateral Fund                      50,555,133     50,555,133
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(cost $50,555,133)                                                    50,555,133
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES - 109.82%
(cost $590,388,357)                                                 $648,849,521++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (8.56%)**                                             (50,555,133)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS -
  (1.26%)                                                             (7,454,418)
                                                                    ------------
NET ASSETS APPLICABLE TO 31,684,769 SHARES
  OUTSTANDING - 100.00%                                             $590,839,970
                                                                    ------------


+Non-income producing security for the period ended July 31, 2004.
++Includes $48,617,190 of securities loaned.
*Fully or partially on loan.
**See Note 3 in "Notes".
#The security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes".
-------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III
- Delaware Select Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost,

(UNAUDITED)

which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually and will distribute net capital gains, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                                       $547,283,176
Aggregate unrealized appreciation                                     78,266,021
Aggregate unrealized depreciation                                    (27,254,809)
                                                                    ------------
Net unrealized appreciation                                         $ 51,011,212
                                                                    ------------


At April 30, 2004, for federal income tax purposes, the Fund had capital loss carryforwards of $909,537,916, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$22,409,888 expires in 2008, $166,380,616 expires in 2009, $504,089,842 expires in 2010, $198,127,159 expires in 2011 and $18,530,411 expires in 2012.

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in the Mellon GSL DBT II Collateral Fund (Collateral Fund), a collective investment vehicle to be utilized by Mellon for the purpose of investment and reinvestment of cash collateral on behalf of its clients in its securities lending program. The Collateral Fund invests in high quality, short-term investments with a weighted average maturity not to exceed 90 days. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2004, the market value of the securities on loan was $48,617,190, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small- and medium- sized companies and may be subject to certain risks associated with ownership of securities of small- and medium- sized companies. Investments in small- and medium- sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

ITEM 2. CONTROLS AND PROCEDURES.

   The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

   There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Patrick P. Coyne, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

PATRICK P. COYNE
----------------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/Head of Equity Investments
Date:  9/30/04

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  9/30/04

                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III

PATRICK P. COYNE
-------------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/Head of Equity Investments
Date:  9/30/04

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
-------------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/Head of Equity Investments
Date:  9/30/04

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  9/30/04